Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Allocation of net (loss) income	$ 10,506,866	$ (30,756,144)
Weighted average shares outstanding, basic	137,333,802	119,999,989
Weighted average shares outstanding, Diluted	142,387,651	119,999,989
Basic net income (loss) per share	$ 0.08	$ (0.26)
Dilution net income (loss) per share	$ (0.26)	$ (0.26)
Common Class A [Member]
Allocation of net (loss) income			$ (19,134)	$ 3,172,916
Weighted average shares outstanding, basic			5,333,742	34,500,000
Weighted average shares outstanding, Diluted			5,333,742	34,500,000
Basic net income (loss) per share			$ 0.00	$ 0.09
Dilution net income (loss) per share			$ 0.00	$ 0.09
Common Class A Not Subject To Redemption [Member]
Allocation of net (loss) income			$ (44,186)	$ 133,355
Weighted average shares outstanding, basic			12,317,077	1,450,000
Weighted average shares outstanding, Diluted			12,317,077	1,450,000
Basic net income (loss) per share			$ 0.00	$ 0.09
Dilution net income (loss) per share			$ 0.00	$ 0.09
Common Class B [Member]
Allocation of net (loss) income			$ (4,005)	$ 1,102,090
Weighted average shares outstanding, basic			1,116,256	11,983,333
Weighted average shares outstanding, Diluted			1,116,256	11,983,333
Basic net income (loss) per share			$ 0.00	$ 0.09
Dilution net income (loss) per share			$ 0.00	$ 0.09